Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on Total Shareholder Return(4) ($)	Net Income (Loss) ($ in Millions)
2025	1,507,345	1,600,101	858,289	881,550	2.42	(15.8)
2024	1,406,801	1,032,728	933,947	627,971	4.09	(9.0)
2023	1,255,188	1,219,056	923,451	886,422	28.79	(8.7)

(1)
Michael Myers was our PEO for each year presented. Denise Carter and Gordon Dunn were our Non-PEO NEOs for fiscal years 2023 and 2024, and Denise Carter and Sally Lawlor were our Non-PEO NEOs for fiscal year 2025. See footnote 1 of “Summary Compensation Table for Fiscal 2025”. Ms. Lawlor began working at the Company and serving as the Company’s Chief Financial Officer on August 18, 2025. Accordingly, the average Non-PEO NEO Average Summary Compensation Table Total and the Average Compensation Actually Paid for fiscal year 2025 reflect Ms. Lawlor’s pro-rated base salary and bonus amounts.
(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by our named executive officers. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2025	PEO	1,507,345	(331,285)	424,041	1,600,101
	Other NEOs Average	858,289	(253,035)	276,296	881,550
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2025	PEO	553,514	85,724	0	(215,197)	0	424,041
	Other NEOS Average	341,034	42,862	0	(107,600)	0	276,296
(4)
TSR is determined based on the value of an initial fixed investment of $100 in Quoin’s ADSs at December 31, 2022.

Named Executive Officers, Footnote
(1)
	Michael Myers was our PEO for each year presented. Denise Carter and Gordon Dunn were our Non-PEO NEOs for fiscal years 2023 and 2024, and Denise Carter and Sally Lawlor were our Non-PEO NEOs for fiscal year 2025. See footnote 1 of “Summary Compensation Table for Fiscal 2025”.
PEO Total Compensation Amount	$ 1,507,345	$ 1,406,801	$ 1,255,188
PEO Actually Paid Compensation Amount	$ 1,600,101	1,032,728	1,219,056
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2025	PEO	1,507,345	(331,285)	424,041	1,600,101
	Other NEOs Average	858,289	(253,035)	276,296	881,550
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2025	PEO	553,514	85,724	0	(215,197)	0	424,041
	Other NEOS Average	341,034	42,862	0	(107,600)	0	276,296

Non-PEO NEO Average Total Compensation Amount	$ 858,289	933,947	923,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 881,550	627,971	886,422
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Amounts in the Exclusion of Option Awards column are the totals from the Option Awards column set forth in the Summary Compensation Table, with equity values calculated in accordance with FASB ASC Topic 718.

Year		Summary Compensation Table Total ($)	Exclusion of Option Awards ($)	Inclusion of Equity Values ($)	Compensation Actually Paid to ($)
2025	PEO	1,507,345	(331,285)	424,041	1,600,101
	Other NEOs Average	858,289	(253,035)	276,296	881,550
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2025	PEO	553,514	85,724	0	(215,197)	0	424,041
	Other NEOS Average	341,034	42,862	0	(107,600)	0	276,296

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 2.42	4.09	28.79
Net Income (Loss)	$ (15,800,000)	$ (9,000,000)	$ (8,700,000)
PEO Name	Michael Myers
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the table above are derived from the amounts set forth in the following table, with fair values calculated in accordance with FASB ASC Topic 718:
Year		Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Equity Awards that Vested During Year ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year ($)	Total — Inclusion of Equity Values ($)
2025	PEO	553,514	85,724	0	(215,197)	0	424,041
	Other NEOS Average	341,034	42,862	0	(107,600)	0	276,296

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (331,285)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	424,041
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553,514
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,724
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(215,197)
PEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,035)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	276,296
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	341,034
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,862
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,600)
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0